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                            SUPPLEMENT TO PROSPECTUS
             FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                             SEPARATE ACCOUNT THREE
                                DATED MAY 1, 2000

                     (FOR USE IN THE STATE OF MARYLAND ONLY)

OTHER PROVISIONS OF THE POLICY - SUPPLEMENTARY BENEFITS

     The section of the prospectus entitled "Supplementary Benefits " is amended to reflect that there is an additional charge of 6 cents per $1,000 of Face Amount for the Estate Preservation Rider in the state of Maryland.


                        SUPPLEMENT DATED OCTOBER 10, 2000



SVUL99(10)(20)(MD).SUPP10/2000